Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Sales of products	$ 95,748	$ 84,059	$ 71,371
Service fees	13,775	15,216	16,942
Total revenues	109,523	99,275	88,313
Cost of revenues:
Cost of products sold	49,399	44,851	35,870
Cost of services	11,239	11,298	11,424
Reorganization and impairment	4,931
Total cost of revenues	65,569	56,149	47,294
Gross profit	43,954	43,126	41,019
Research and development costs	15,896	14,860	14,406
Selling, general and administrative expenses	25,501	23,587	21,417
Reorganization and impairment	(4,059)	138	60
Loss from litigation		14,600
Total operating expenses	37,338	53,185	35,883
Operating income (loss)	6,616	(10,059)	5,136
Financial expenses, net	(994)	(1,877)	(1,220)
Income (loss) before income taxes	5,622	(11,936)	3,916
Income tax (expense) benefit	(888)	1,823	(579)
Net income (loss)	$ 4,734	$ (10,113)	$ 3,337
Earnings (loss) per ordinary share:
Basic	$ 0.13	$ (0.30)	$ 0.11
Diluted	$ 0.13	$ (0.30)	$ 0.11
Weighted average number of ordinary shares outstanding (in thousands):
Basic	35,348	33,352	30,464
Diluted	35,376	33,352	30,545